Results for the Year - Net loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [line items]
Net loss attributable to ordinary shareholders of the Company used for computing basic and diluted per share amounts	$ (1,032)	$ (2,259)
Weighted average number of ordinary shares used for basic and diluted per share amounts	97,263	95,501
Net loss per share basic and diluted	$ (0.01)	$ (0.02)